Long-term receivables, investments and other (Tables)	12 Months Ended
Dec. 31, 2021
Categories Of Noncurrent Financial Assets [Abstract]
Long-term receivables, investments and other
2021 2020
Investments in equity securities [note 26]
(a)
$ - $ 43,873
Derivatives [note 26] 32,098 45,605
Investment tax credits 95,722 95,642
Amounts receivable related to tax dispute [note 21]
(b)
295,221 303,222
Product loan
(c)
176,904 176,904
Other 814 5,512
600,759 670,758
Less current portion (23,232) (18,716)
Net $ 577,527 $ 652,042
(a)

Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represented investments that the Company intended to hold for the long term for strategic purposes. During the year, Cameco divested of these securities since holding them no longer added value in terms of its strategic plan. There were no dividends recognized on any of these investments during the year.
(b)

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA) (see note 21). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties totalling $ 295,221,000

already paid as at December 31, 2021 (December 31, 2020 -
$ 303,222,000 ) (note 21).
(c)

During 2018, as a result of the decision to temporarily suspend production at the McArthur River mine, Cameco loaned
5,400,000

pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay us in kind with uranium concentrate no later than December 31, 2023 . The loan was recorded at Cameco’s weighted average cost of inventory.

Equity securities designated at FVOCI	2021 2020 Investment in Denison Mines Corp. $ - $ 20,677 Investment in UEX Corporation - 13,005 Investment in ISO Energy Ltd. - 6,923 Investment in GoviEx - 2,875 Other - 393 $ - $ 43,873